UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            2/4/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                        Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total: $74,454
                                       (thousands)


List of Other Included Managers:

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000) PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE

AEP INDS INC                    COM             001031103   29,767   1,144,000    SH      SOLE                1,144,000  0      0
CROWN HOLDINGS INC              COM             228368106    7,134     264,597    SH      SOLE                  264,597  0      0
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109    1,309      55,000    SH      SOLE                   55,000  0      0
HOME DEPOT INC                  COM             437076102    6,043     191,189    SH      SOLE                  191,189  0      0
MOLSON COORS BREWING CO         CL B            60871R209    5,757     139,486    SH      SOLE                  139,486  0      0
PROCTER & GAMBLE CO             COM             742718109    8,788     143,195    SH      SOLE                  143,195  0      0
RAYTHEON CO                     COM NEW         755111507    2,188      39,500    SH      SOLE                   39,500  0      0
SONOCO PRODS CO                 COM             835495102    8,641     288,014    SH      SOLE                  288,014  0      0
UNILEVER PLC                    SPON ADR NEW    904767704    1,422      50,000    SH      SOLE                   50,000  0      0
UNITED TECHNOLOGIES CORP        COM             913017109    3,405      47,079    SH      SOLE                   47,079  0      0
                                                            74,454

SK 21884 0001 1169242